State Street Fixed Income Sector Rotation ETF Investment Strategy - State Street Fixed Income Sector Rotation ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) directly, or indirectly through underlying exchange-traded funds (“ETFs”), in fixed income securities.In particular, the Fund primarily allocates its assets among ETFs that each focus on one or more of the following sectors of the fixed income market: (i) securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; (ii) inflation protected public obligations of the U.S. Treasury; (iii) U.S. corporate securities; (iv) U.S. mortgage-backed securities; (v) high yield securities (commonly known as “junk” bonds); (vi) international government and corporate securities, including emerging markets; (vii) first lien senior secured floating rate bank loans; (viii) floating and variable rate securities; (ix) asset-backed securities; and (x) cash equivalents (i.e., securities maturing in less than one year) (each, a “Fixed Income Sector” and collectively, the “Fixed Income Sectors”). The Fund may also invest directly in fixed income securities within any of the Fixed Income Sectors.SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the Fund's investment adviser, allocates the Fund's assets based on a risk-aware, top-down approach to construct a portfolio that seeks to overweight the Fund's exposure to the most attractive Fixed Income Sectors. The Adviser develops long-term structural and intermediate cyclical views to establish the Fund's asset allocation through analyzing macroeconomic factors, financial conditions, and industry and sector trends. The Fund may invest in individual fixed income securities to increase the Fund's exposure to the issuers of such securities and for risk management purposes. Individual fixed income securities are identified through rigorous fundamental research including financial analysis of cash flows, capital structure, industry and issuer-specific fundamentals, and relative value assessment. It is possible the Fund may not have exposure to all Fixed Income Sectors at all times.The Fund may invest in ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services. The Fund or ETFs in which the Fund invests may use derivative instruments (primarily forward and futures contracts; interest rate, credit default, and total return swaps; and options) to hedge currency exposure and manage yield, interest rate exposure (also known as duration), and credit quality exposure. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds, including money market funds advised by the Adviser.